Shareholders' equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	$ 221,162	$ 198,016	$ 421,566
Net current-period other comprehensive income (loss)	(5,834)	(23,013)	(65,378)
Balance at period end	324,427	221,162	198,016
Debt securities, current	12,459
Debt securities, amortized cost	16,083
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(607,768)	(584,860)	(519,505)
Other comprehensive (loss) income before reclassifications	(13,451)	(17,759)	(22,267)
Net (income) loss reclassified from accumulated other comprehensive loss to net income	7,759	(5,149)	(43,088)
Net current-period other comprehensive income (loss)	(5,692)	(22,908)	(65,355)
Balance at period end	(613,460)	(607,768)	(584,860)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(625,071)	(587,804)	(511,445)
Other comprehensive (loss) income before reclassifications	16,192	(37,267)	(76,359)
Net (income) loss reclassified from accumulated other comprehensive loss to net income	0	0	0
Net current-period other comprehensive income (loss)	(16,192)	37,267	76,359
Balance at period end	(608,879)	(625,071)	(587,804)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	17,840	3,443	(7,520)
Other comprehensive (loss) income before reclassifications	(26,255)	19,698	54,287
Net (income) loss reclassified from accumulated other comprehensive loss to net income	7,669	(5,301)	(43,324)
Net current-period other comprehensive income (loss)	18,586	(14,397)	(10,963)
Balance at period end	(746)	17,840	3,443
Securities available for sale
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) income before reclassifications	(3,624)
Net current-period other comprehensive income (loss)	3,624
Balance at period end	(3,624)
Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at period start	(537)	(499)	(540)
Other comprehensive (loss) income before reclassifications	236	(190)	(195)
Net (income) loss reclassified from accumulated other comprehensive loss to net income	90	152	236
Net current-period other comprehensive income (loss)	(326)	38	(41)
Balance at period end	$ (211)	$ (537)	$ (499)
Venezuela | Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Salary period paid upon employee leaving	30 days